Organization and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 28, 2019	Dec. 29, 2018
Accounting Policies [Abstract]
The Company

Grocery Outlet Holding Corp. (“GO Holding”), which is majority-owned by a private equity investment fund, owns 100% of Globe Intermediate Corp. (“Intermediate”), which owns 100% of GOBP Holdings, Inc. (“Holdings”), which owns 100% of GOBP Midco, Inc. (“Midco”), which owns 100% of Grocery Outlet Inc. (“GOI”), a high-growth, extreme value retailer of quality, name-brand consumables and fresh products sold through a network of independently operated stores. GOI owns 100% of Amelia’s LLC (“Amelia’s”), also an extreme value retailer of quality, name-brand consumables and fresh products (GO Holding and its subsidiaries, the “Company”). The product offering is ever-changing with a constant rotation of opportunistic products, complemented by everyday staples across grocery, produce, refrigerated and frozen foods, beer and wine, fresh meat and seafood, general merchandise and health and beauty care.

The Company has 296 stores in five western states, as well as 20 stores in Pennsylvania. All stores, except for two Company-operated stores in California and six in Pennsylvania, are independent business entities operated by entrepreneurial small business owners with a relentless focus on selecting the best products for their communities, providing personalized customer service and driving improved store performance. The Company enters into an independent operator agreement (“Operator Agreement”) with each independent operator (“IO”), which grants that IO a license to operate a particular Grocery Outlet Bargain Market retail store. The Operator Agreement requires the IO to be a business entity owned by one or more individuals. The vast majority of the IOs operate a single store, with most working as two-person teams. IOs are independent businesses and are responsible for store operations, including ordering, merchandising and managing inventory, marketing locally and directly hiring, training and employing their store workers.

Consolidation

Our unaudited condensed consolidated financial statements include the accounts of Grocery Outlet Holding Corp. and its wholly owned subsidiaries. All intercompany balances and transactions were eliminated. In the opinion of management, these condensed consolidated financial statements include all adjustments, consisting of normal recurring adjustments, necessary for a fair statement of the results for the interim periods. The interim results of operations and cash flows are not necessarily indicative of those results and cash flows expected for any future annual or interim period.

The accompanying consolidated financial statements include GO Holding and its wholly-owned subsidiaries. Intercompany transactions and balances have been eliminated in consolidation. See discussion below on variable interest entities for further information.

Fiscal Year		The Company’s fiscal year ends on the Saturday closest to December 31. The fiscal years ended December 31, 2016, December 30, 2017 and December 29, 2018 all contained 52 weeks.
Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results can differ from these estimates depending upon certain risks and uncertainties, and changes in these estimates are recorded when known.

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results can differ from these estimates depending upon certain risks and uncertainties, and changes in these estimates are recorded when known.

Cash and Cash Equivalents

The Company considers all highly liquid investments, purchased with original maturities of three months or less, to be cash equivalents. All cash equivalents are unrestricted and available for immediate use.

Allowance for IO Receivables and Notes and Other Accounts Receivable

The Company maintains allowances and accruals for estimated losses of amounts advanced to independent operators and other third parties determined to be uncollectible. See Note 2 for a detail of these amounts as of December 30, 2017 and December 29, 2018.

Concentrations of Credit Risk

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist principally of cash and cash equivalents including money market funds and notes and accounts receivables. Although the Company deposits its cash with creditworthy financial institutions, its deposits, at times, may exceed federally insured limits. To date, the Company has not experienced any losses on its cash deposits. No individual customer or independent operator accounted for greater than 10% of the Company’s sales for the years ended December 31, 2016, December 30, 2017 and December 29, 2018 and no individual customer or independent operator accounted for 10% or greater accounts receivable and notes receivable as of December 30, 2017 and December 29, 2018.

Merchandise Inventories

Merchandise inventories are valued at the lower of cost or net realizable value. Cost is determined by the first-in, first-out weighted-average cost method for warehouse inventories and the retail inventory method for store inventories. We provide for estimated inventory losses between physical inventory counts based on historical averages. This provision is adjusted periodically to reflect the actual shrink results of the physical inventory counts.

Merchandise inventories are valued at the lower of cost or market. Cost is determined by the first-in, first-out weighted-average cost method for warehouse inventories and the retail inventory method for store inventories. The Company provides for estimated inventory losses between physical inventory counts based on historical averages. This provision is adjusted periodically to reflect the actual shrink results of the physical inventory counts.

Property and Equipment

Property and equipment is stated at cost and includes expenditures for significant improvements to leased premises.

Depreciation of property and equipment is computed using the straight-line method over the estimated useful lives of the assets, generally ranging from three to 15 years. Amortization of leasehold improvements is computed based on the shorter of their estimated useful life or the remaining terms of the lease. Remaining terms of leases currently range from one to 20 years.

The Company evaluates events and changes in circumstances that could indicate carrying amounts of long-lived assets, including property and equipment, may not be recoverable. When such events or changes in circumstances occur, the Company assesses the recoverability of long-lived assets by determining whether or not the carrying value of such assets will be recovered through undiscounted future cash flows derived from their use and eventual disposition. For purposes of this assessment, long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. If the sum of the undiscounted future cash flows is less than the carrying amount of an asset, the Company records an impairment loss for the amount by which the carrying amount of the assets exceeds its fair value. The Company recorded an impairment charge of $0.6 million in the year ended December 29, 2018. There were no impairment charges recorded in the years ended December 31, 2016 or December 30, 2017.

Deferred Rent

The Company recognizes rent holidays at the earlier of the first rent payment or from the period of time the Company has possession of the property, as well as tenant allowances and escalating rent provisions, on a straight-line basis over the expected term of the operating lease. The expected term may also include the exercise of renewal options if such exercise is determined to be reasonably assured and is used to determine whether the lease is capital or operating. Deferred rent is included in long-term liabilities.

Construction Allowances

As part of certain lease agreements, the Company receives construction allowances from landlords. The construction allowances are deferred and amortized on a straight-line basis over the life of each respective lease as a reduction to rent expense.

Debt Issuance Costs

Debt issuance costs are amortized using the straight-line method over the term of the related credit agreements which approximates the effective interest rate method. Debt issuance cost amortization is included in interest expense, net in the consolidated statements of operations. Debt issuance costs associated with the Company’s senior term loans are presented on the Company’s consolidated balance sheets as a direct reduction in the carrying value of the associated debt liability. Fees paid to lenders to obtain its secured revolving loan facility are presented as a non-current asset on the consolidated balance sheets in the Other Assets line item. Debt issuance cost amortization recognized was $4.3 million, $4.4 million and $4.0 million for the fiscal years ended December 31, 2016, December 30, 2017 and December 29, 2018, respectively.

Goodwill and Other Intangible Assets

The Company has both goodwill and intangible assets recorded on its consolidated balance sheet. Goodwill is not amortized, but rather is subject to an annual impairment test. The annual impairment testing date is the first day of the fourth quarter. Should certain events or indicators of impairment occur between annual impairment tests, the Company would perform an impairment test of goodwill at that date. In this analysis, the Company’s assets and liabilities, including goodwill and other intangible assets, are assigned to the respective reporting unit. Measurement of an impairment loss would be based on the excess of the carrying amount of the reporting unit over its fair value.

The fair value of the reporting unit is determined using a combination of the income approach, which estimates the fair value of the reporting unit based on its discounted future cash flows, and two market approach methodologies, which estimate the fair value of the reporting unit based on market prices for publicly traded comparable companies as well as revenue and earnings multiples for merged and acquired companies in a similar industry. There were no goodwill impairment charges recorded for the fiscal years ended December 31, 2016, December 30, 2017 and December 29, 2018.

There were no changes in the carrying amount of goodwill for the fiscal years ended December 30, 2017 and December 29, 2018 and no impairments of goodwill have been recorded since its inception.

Intangible assets include trademarks, computer software, mailing lists and other intangible assets. The Company reviews its intangible assets for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. If the carrying amount of the assets are not recoverable, the impairment is measured as the amount by which the carrying value of the asset exceeds its fair value. There were no impairments of intangible assets recognized for the fiscal years ended December 31, 2016, December 30, 2017 and December 29, 2018.

Trademarks represent the value of all the Company’s trademarks and trade names in the marketplace. The Company is amortizing the value assigned to the trade name on a straight-line basis over 15 years.

Computer software includes both acquired software and eligible costs to develop internal-use software that are incurred during the application development stage. These assets are amortized over their estimated useful lives of three years.

Other intangible assets, including the unamortized fair value of previously acquired leasehold interests and mailing lists are amortized over their estimated useful lives, ranging from one to 20 years.

Stock-Based Compensation

Stock-based Compensation—Stock-based compensation cost is measured at grant date, based on the fair value of the award, and is recognized on a straight-line method over the requisite service period for awards expected to vest. The Company estimates the fair value of employee stock-based payment awards subject to only a service condition on the date of grant using the Black-Scholes valuation model. The Black-Scholes model requires the use of highly subjective and complex assumptions, including the option’s expected term and the price volatility of the underlying stock. The Company estimates the fair value of employee stock-based payment awards subject to both a market condition and the occurrence of a performance condition on the date of grant using a Monte Carlo simulation model that assumes the performance criteria will be met and the target payout levels will be achieved. The Company will continue to use the Black-Scholes and Monte Carlo models for option pricing following the consummation of this offering.

Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company recognizes compensation expense for awards expected to vest with only a service condition on a straight-line basis over the requisite service period, which is generally the award’s vesting period. Vesting of these awards is accelerated for certain employees in the event of a change in control. Compensation expense for employee stock-based awards whose vesting is subject to the fulfillment of both a market condition and the occurrence of a performance condition is recognized on a graded-vesting basis at the time the achievement of the performance condition becomes probable.

The expected stock price volatility for the common stock was estimated by taking the average historic price volatility for industry peers based on daily price observations over a period equivalent to the expected term of the stock option grants. Industry peers consist of several public companies in the Company’s industry which are of similar size, complexity and stage of development. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury implied yield at the date of grant. The weighted-average expected term is determined with reference to historical exercise and post-vesting cancellation experience and the vesting period and contractual term of the awards. The forfeitures rate is estimated based on historical experience and expected future activity.

The fair value of shares of common stock underlying the stock options has historically been the determined by the Company’s board of directors, with input from management. Because there has been no public market for the Company’s common stock, the board of directors determined the fair value of common stock at the time of grant by considering a number of objective and subjective factors including independent third-party valuations of the Company’s common stock, operating and financial performance, the lack of liquidity of the Company’s capital stock and general and industry specific economic outlook, among other factors. Following the consummation of this offering, the fair value of our common stock will be the closing price of our common stock as reported on the date of grant.

Segment Reporting	We manage our business as one operating segment. All of our sales were made to customers located in the United States and all property and equipment is located in the United States.

The Company manages its business on the basis of one operating segment. All of the Company’s sales were made to customers located in the United States and all property and equipment is located in the United States.

Fair Value Measurements

The fair value of financial instruments is categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is measured using inputs from the three levels of the fair value hierarchy, which are described as follows:

Level 1—Quoted prices in active markets for identical assets or liabilities

Level 2—Quoted prices for similar assets and liabilities in active markets or inputs that are observable

Level 3—Unobservable inputs in which there is little or no market data, which requires us to develop our own assumptions when pricing the financial instruments. For example, cash flow modeling inputs based on management’s assumptions.

The assets’ or liabilities’ fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The following table sets forth the fair value of our financial liabilities by level within the fair value hierarchy (in thousands):

	December 29, 2018	September 28, 2019
Financial Liabilities:
Long-term debt, long-term portion (Level 2)	$845,327	$478,454
Long-term debt, current portion (Level 2)	7,250	—

Total financial liabilities (1)	$852,577	$478,454

(1)	The carrying amounts of our bank debt, before reduction of the debt issuance costs, approximate their fair values as the stated rates approximate market rates for loans with similar terms.

The fair value of financial instruments are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is measured using inputs from the three levels of the fair value hierarchy, which are described as follows:

Level 1—Quoted prices in active markets for identical assets or liabilities

Level 2—Quoted prices for similar assets and liabilities in active markets or inputs that are observable

Level 3—Inputs that are unobservable (for example, cash flow modeling inputs based on management’s assumptions)

The assets’ or liabilities’ fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The following table sets forth (in thousands) the fair value of the Company’s financial liabilities by level within the fair value hierarchy as of December 30, 2017:

		Fair value measurements using
	Fair value	Level 1	Level 2	Level 3
Financial Liabilities:
Long-term debt, including current portion (1)	726,810	—	726,810	—

Total financial liabilities	$726,810	$—	$726,810	$—

(1)

Of this amount, $5,290 is classified as current. The gross carrying amounts of the Company’s bank debt, before reduction of the debt issuance costs, approximate their fair values as the stated rates approximate market rates for loans with similar terms.

The following table sets forth (in thousands) the fair value of the Company’s financial liabilities by level within the fair value hierarchy as of December 29, 2018:

		Fair value measurements using
	Fair value	Level 1	Level 2	Level 3
Financial Liabilities:
Long-term debt, including current portion (1)	852,577	—	852,577	—

Total financial liabilities	$852,577	$—	$852,577	$—

(1)

Of this amount, $7,250 is classified as current. The gross carrying amounts of the Company’s bank debt, before reduction of the debt issuance costs, approximate their fair values as the stated rates approximate market rates for loans with similar terms.

The Company did not transfer any assets measured at fair value on a recurring basis to or from Level 2 for any of the periods presented.

Cash and cash equivalents, IO receivables, other accounts receivable and accounts payable—The carrying value of such financial instruments approximates their fair value due to factors such as the short-term nature or their variable interest rates.

Independent operator notes (net)—The carrying value of such financial instruments approximates their fair value.

Insurance and Self-Insurance Liabilities

The Company uses a combination of insurance and self-insurance mechanisms to provide for the potential liabilities of workers’ compensation; general liability; property insurance; and vehicle, director and officers’ liabilities. Liabilities associated with the risks that are retained by the Company are estimated by considering historical claims experience. These liabilities could be significantly affected if future occurrences and claims differ from these historical trends.

Revenue Recognition

Net Sales—We recognize revenue from the sale of products at the point of sale, net of any taxes or deposits collected and remitted to governmental authorities. Our performance obligations are satisfied upon the transfer of goods to the customer, at the point of sale, and payment from customers is also due at the time of sale. Discounts provided to customers by us are recognized at the time of sale as a reduction in sales as the products are sold. Discounts provided by independent operators are not recognized as a reduction in sales as these are provided solely by the independent operator who bears the incidental costs arising from the discount. We do not accept manufacturer coupons.

We do not have any material contract assets or receivables from contracts with customers, any revenue recognized in the current year from performance obligations satisfied in previous periods, any performance obligations, or any material costs to obtain or fulfill a contract as of December 29, 2018 and September 28, 2019.

Gift Cards—We record a deferred revenue liability when a Grocery Outlet gift card is sold. Revenue related to gift cards is recognized as the gift cards are redeemed, which is when we have satisfied our performance obligation. While gift cards are generally redeemed within 12 months, some are never fully redeemed. We reduce the liability and recognize revenue for the unused portion of the gift cards (“breakage”) under the proportional method, where recognition of breakage income is based upon the historical run-off rate of unredeemed gift cards. Our gift card deferred revenue liability was $1.7 million as of December 29, 2018 and $1.4 million as of September 28, 2019. Breakage amounts were immaterial for the 13 and 39 weeks ended September 29, 2018 and September 28, 2019.

Disaggregated Revenues—The following table presents sales revenue by type of product for the periods indicated (in thousands):

	13 Weeks Ended		39 Weeks Ended
	September 29, 2018	September 28, 2019	September 29, 2018	September 28, 2019
Perishable (1)	$194,723	$223,329	$578,069	$651,758
Non-perishable (2)	382,121	429,211	1,124,391	1,252,342

Total sales	$576,844	$652,540	$1,702,460	$1,904,100

(1)	Perishable departments include dairy and deli; produce and floral; and fresh meat and seafood.
(2)	Non-perishable departments include grocery; general merchandise; health and beauty care; frozen foods; and beer and wine.

Net Sales

The Company recognizes revenues from the sale of products at the point of sale, net of any taxes or deposits collected and remitted to governmental authorities. The Company’s performance obligations are satisfied upon the transfer of goods to the customer, at the point of sale, and payment from customers is also due at the time of sale. Discounts provided to customers by the Company are recognized at the time of sale as a reduction in sales as the products are sold. Discounts provided by independent operators are not recognized as a reduction in sales as these are provided solely by the independent operator who bears the incidental costs arising from the discount. The Company does not accept manufacturer coupons.

The Company does not have any material contract assets or receivables from contracts with customers, any revenue recognized in the current year from performance obligations satisfied in previous periods, any performance obligations, or any material costs to obtain or fulfill a contract as of December 29, 2018.

Gift Cards

The Company records a deferred revenue liability when a Grocery Outlet gift card is sold. Revenue related to gift cards is recognized as the gift cards are redeemed, which is when the Company has satisfied its performance obligation. While gift cards are generally redeemed within 12 months, some are never fully redeemed. The Company reduces the liability and recognizes revenue for the unused portion of the gift cards (“breakage”) under the proportional method, where recognition of breakage income is based upon the historical run-off rate of unredeemed gift cards. The Company’s gift card deferred revenue liability was $1.6 million as of December 30, 2017 and $1.7 million as of December 29, 2018. Breakage amounts were $44,350, $58,723 and $69,247 for the fiscal years ended December 31, 2016, December 30, 2017 and December 29, 2018, respectively. The Company recognized a one-time breakage transition adjustment of $0.1 million that increased fiscal 2018 opening retained earnings, related to the adoption of ASU 2014-09. See Recently Adopted Accounting Standards section below.

Disaggregated Revenues

The following table presents sales revenue (in thousands) by type of product for the fiscal years ended December 31, 2016, December 30, 2017 and December 29, 2018.

	December 31, 2016	December 30, 2017	December 29, 2018
Perishable (1)	$621,194	$694,696	$768,373
Non-perishable (2)	1,210,337	1,380,769	1,519,287

Total sales	$1,831,531	$2,075,465	$2,287,660

(1)	Perishable departments include dairy and deli; produce and floral; and fresh meat and seafood.
(2)	Non-perishable departments include grocery; general merchandise; health and beauty care; frozen foods; and beer and wine.

Cost of Sales		Cost of sales includes, among other things, merchandise costs, inventory markdowns, shrink and transportation, distribution and warehousing costs, including depreciation.
Marketing and Advertising Expenses

Costs for store promotions, newspaper, television, radio and other media advertising are expensed at the time the promotion or advertising takes place. Advertising costs are included in selling, general and administrative expenses in the accompanying consolidated statements of operations and amounted to approximately $19.8 million, $20.8 million and $21.2 million in the years ended December 31, 2016, December 30, 2017 and December 29, 2018, respectively.

Income Taxes

Income taxes are accounted for using an asset and liability approach that requires recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company’s consolidated financial statements or tax returns. In estimating future tax consequences, all expected future events are considered, other than changes in the tax law. A valuation allowance is established, when necessary, to reduce net deferred income tax assets to the amount expected to be realized. The Company has not recorded any valuation allowances against its deferred income tax balances for the fiscal years ended December 30, 2017 and December 29, 2018. Significant items comprising the Company’s future tax benefits and liabilities (deferred tax assets and liabilities) include net operating losses, depreciation and amortization, goodwill, intangible assets and deferred rent.

The Company recognizes interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense. The Company records uncertain tax positions in accordance with ASC Topic 740, Income Taxes, on the basis of a two-step process in which (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

Variable Interest Entities

In accordance with the variable interest entities sub-section of ASC Topic 810, Consolidation, we assess at each reporting period whether we, or any consolidated entity, are considered the primary beneficiary of a variable interest entity (“VIE”) and therefore required to consolidate it. Determining whether to consolidate a VIE may require judgment in assessing (i) whether an entity is a VIE, and (ii) if a reporting entity is a VIE’s primary beneficiary. A reporting entity is determined to be a VIE’s primary beneficiary if it has the power to direct the activities that most significantly impact a VIE’s economic performance and the obligation to absorb losses or rights to receive benefits that could potentially be significant to a VIE.

We had 298, 308 and 332 stores operated by independent operators as of September 29, 2018, December 29, 2018 and September 28, 2019, respectively. We had agreements in place with each independent operator. The independent operator orders its merchandise exclusively from us which is provided to the independent operator on consignment. Under the independent operator agreement, the independent operator may select a majority of merchandise that we consign to the independent operator, which the independent operator chooses from our merchandise order guide according to the independent operator’s knowledge and experience with local customer purchasing trends, preferences, historical sales and similar factors. The independent operator agreement gives the independent operator discretion to adjust our initial prices if the overall effect of all price changes at any time comports with the reputation of our Grocery Outlet retail stores for selling quality, name-brand consumables and fresh products and other merchandise at extreme discounts. Independent operators are required to furnish initial working capital and to acquire certain store and safety assets. The independent operator is required to hire, train and employ a properly trained workforce sufficient in number to enable the independent operator to fulfill its obligations under the independent operator agreement. The independent operator is responsible for expenses required for business operations, including all labor costs, utilities, credit card processing fees, supplies, taxes, fines, levies and other expenses. Either party may terminate the independent operator agreement without cause upon 75 days’ notice.

As consignor of all merchandise to each independent operator, the aggregate net sales proceeds from merchandise sales belongs to us. Sales related to independent operator stores were $558.4 million and $638.8 million for the 13 weeks ended September 29, 2018 and September 28, 2019, respectively, and $1,646.6 million and $1,857.8 million for the 39 weeks ended September 29, 2018 and September 28, 2019, respectively. We, in turn, pay independent operators a commission based on a share of the gross profit of the store. Inventories and related sales proceeds are our property, and we are responsible for store rent and related occupancy costs. Independent operator commissions were expensed and included in selling, general and administrative expenses. Independent operator commissions were $86.6 million and $98.2 million and for the 13 weeks ended September 29, 2018 and September 28, 2019, respectively, and $254.7 million and $285.2 million for the 39 weeks ended September 29, 2018 and September 28, 2019, respectively. Independent operator commissions of $3.9 million and $4.0 million were included in accrued expenses as of December 29, 2018 and September 28, 2019, respectively.

Independent operators may fund their initial store investment from existing capital, a third-party loan or most commonly through a loan from us, as further discussed in Note 2. To ensure independent operator performance, the operator agreements grant us the security interests in the assets owned by the independent operator. The total investment at risk associated with each independent operator is not sufficient to permit each independent operator to finance its activities without additional subordinated financial support and, as a result, the independent operators are VIEs which we have variable interests in. To determine if we are the primary beneficiary of these VIEs, we evaluate whether we have (i) the power to direct the activities that most significantly impact the independent operator’s economic performance and (ii) the obligation to absorb losses or the right to receive benefits of the independent operator that could potentially be significant to the independent operator. Our evaluation includes identification of significant activities and an assessment of its ability to direct those activities.

Activities that most significantly impact the independent operator economic performance relate to sales and labor. Sales activities that significantly impact the independent operators’ economic performance include determining what merchandise the independent operator will order and sell and the price of such merchandise, both of which the independent operator controls. The independent operator is also responsible for all of their own labor. Labor activities that significantly impact the independent operator’s economic performance include hiring, training, supervising, directing, compensating (including wages, salaries and employee benefits) and terminating all of the employees of the independent operator, activities which the independent operator controls. Accordingly, the independent operator has the power to direct the activities that most significantly impact the independent operator’s economic performance. Furthermore, the mutual termination rights associated with the operator agreements do not give the Company power over the independent operator.

Our maximum exposure to the independent operators is generally limited to the gross operator notes and receivables due from these entities, which was $27.8 million and $35.3 million as of December 29, 2018 and September 28, 2019, respectively. See Note 2 for additional information.

In accordance with the variable interest entities sub-section of ASC Topic 810, Consolidation, the Company assesses at each reporting period whether the Company, or any consolidated entity, is considered the primary beneficiary of a variable interest entity (“VIE”) and therefore required to consolidate it. Determining whether to consolidate a VIE may require judgment in assessing (i) whether an entity is a VIE, and (ii) if a reporting entity is a VIE’s primary beneficiary. A reporting entity is determined to be a VIE’s primary beneficiary if it has the power to direct the activities that most significantly impact a VIE’s economic performance and the obligation to absorb losses or rights to receive benefits that could potentially be significant to a VIE.

The Company had 283 stores operated by independent operators as of December 30, 2017 and 308 stores operated by independent operators as of December 29, 2018. The Company has Operator Agreements in place with each independent operator. The independent operator orders its merchandise exclusively from the Company which is provided to the independent operator on consignment. Under the independent operator agreement, the independent operator may select a majority of merchandise that the Company consigns to the independent operator, which the independent operator chooses from the Company’s merchandise order guide according to the independent operator’s knowledge and experience with local customer purchasing trends, preferences, historical sales and similar factors. The independent operator agreement gives the independent operator discretion to adjust the Company’s initial prices if the overall effect of all price changes at any time comports with the reputation of the Company’s Grocery Outlet retail stores for selling quality, name-brand consumables and fresh products and other merchandise at extreme discounts. Independent operators are required to furnish initial working capital and to acquire certain store and safety assets. The independent operator is required to hire, train and employ a properly trained workforce sufficient in number to enable the independent operator to fulfill its obligations under the independent operator agreement. The independent operator is responsible for expenses required for business operations, including all labor costs, utilities, credit card processing fees, supplies, taxes, fines, levies and other expenses. Either party may terminate the independent operator agreement without cause upon 75 days’ notice.

As consignor of all merchandise to each independent operator, the aggregate net sales proceeds from merchandise sales belongs to the Company. Sales related to independent operator stores were $1,741.7 million, $1,993.7 million and $2,214.7 million for the fiscal years ended December 31, 2016, December 30, 2017 and December 29, 2018, respectively. The Company, in turn, pays independent operators a commission based on a share of the gross profit of the store. Inventories and related sales proceeds are the property of the Company, and the Company is responsible for store rent and related occupancy costs. Independent operator commissions of $268.6 million, $306.6 million and $340.0 million were expensed and included in selling, general and administrative expenses for the years ended December 31, 2016, December 30, 2017 and December 29, 2018, respectively. Independent operator commissions of $3.6 million and $3.9 million are included in accrued expenses as of December 30, 2017 and December 29, 2018, respectively.

Independent operators may fund their initial store investment from existing capital, a third-party loan or most commonly through a loan from the Company (Note 2). To ensure independent operator performance, the operator agreements grant the Company security interests in the assets owned by the independent operator. The total investment at risk associated with each independent operator is not sufficient to permit each independent operator to finance its activities without additional subordinated financial support and, as a result, the independent operators are VIEs which the Company has variable interests in. To determine if the Company is the primary beneficiary of these VIEs, the Company evaluates whether it has (i) the power to direct the activities that most significantly impact the independent operator’s economic performance and (ii) the obligation to absorb losses or the right to receive benefits of the independent operator that could potentially be significant to the independent operator. The Company’s evaluation includes identification of significant activities and an assessment of its ability to direct those activities.

Activities that most significantly impact the independent operator economic performance relate to sales and labor. Sales activities that significantly impact the independent operators’ economic performance include determining what merchandise the independent operator will order and sell and the price of such merchandise, both of which the independent operator controls. The independent operator is also responsible for all of their own labor. Labor activities that significantly impact the independent operator’s economic performance include hiring, training, supervising, directing, compensating (including wages, salaries and employee benefits) and terminating all of the employees of the independent operator, activities which the independent operator controls. Accordingly, the independent operator has the power to direct the activities that most significantly impact the independent operator’s economic performance. Furthermore, the mutual termination rights associated with the operator agreements do not give the Company power over the independent operator.

The Company’s maximum exposure to the independent operators is generally limited to the gross receivable due from these entities, which was $21.0 million and $27.8 million as of December 30, 2017 and December 29, 2018, respectively (Note 2).

Net income per share

Basic net income per share is computed using net income available to common stockholders divided by the weighted-average number of common shares outstanding during the period. Diluted net income per share reflects the dilutive effects of stock options and restricted stock outstanding during the period, to the extent such securities would not be anti-dilutive, and is determined using the treasury stock method.

Recently Issued Accounting Standards and Recently Adopted Accounting Standards

In June 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-13, Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13, which was further updated and clarified by the FASB through issuance of additional related ASUs, amends the guidance surrounding measurement and recognition of credit losses on financial assets measured at amortized cost, including trade receivables and debt securities, by requiring recognition of an allowance for credit losses expected to be incurred over an asset’s lifetime based on relevant information about past events, current conditions, and supportable forecasts impacting its ultimate collectability. This “expected loss” model will result in earlier recognition of credit losses than the current “as incurred” model, under which losses are recognized only upon an occurrence of an event that gives rise to the incurrence of a probable loss. ASU 2016-13 is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years, and is to be adopted on a modified retrospective basis. We will adopt ASU 2016-13 beginning in the first quarter of fiscal 2020 and are currently evaluating the impact on our consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-15, Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (“ASU 2018-15”). ASU 2018-15 aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. ASU 2018-15 is effective retrospectively for fiscal years and interim periods within those years beginning after December 15, 2019. We will adopt ASU 2018-15 beginning in the first quarter of fiscal 2020. We do not expect the adoption of ASU 2018-15 to have a material effect on our consolidated financial statements.

Recently Adopted Accounting Standards

We adopted ASU 2016-02, Leases (Topic 842), on December 30, 2018, using the modified retrospective approach with the cumulative effect of transition. The modified retrospective approach provides a method for recording existing leases at adoption with the comparative reporting periods being presented in accordance with ASU No. 2018-11, Leases (Topic 840). We elected a number of the practical expedients permitted under the transition guidance within the new standard. This included the election to apply the practical expedient package upon transition, which comprised the following:

•	We did not reassess whether expired or existing contracts are or contain a lease;

•	We did not reassess the classification of existing leases; and

•	We did not reassess the accounting treatment for initial direct costs.

In addition, we elected the practical expedient related to short-term leases, which allows us not to recognize a ROU asset and lease liability for leases with an initial expected term of 12 months or less.

Adoption of the new standard resulted in the recordation of additional lease assets of $646.0 million and lease liabilities of $709.0 million on the consolidated balance sheets as of December 30, 2018, which includes the reclassification of amounts presented in comparative periods as deferred rent as a reduction to the ROU assets. The adoption of the new standard did not result in a material cumulative-effect adjustment to the opening balance of retained earnings. The standard did not materially impact the consolidated statement of operations and other comprehensive income or the consolidated statement of cash flows. See Note 3 for further discussion on the adoption of ASU 2016-02.

The following summarizes recently issued accounting standards:

In February 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2016-02, “Leases” (Topic 842). Under the new guidance, lessees will be required to recognize a lease liability and a right-of-use asset for all leases (with the exception of leases with a term of 12 months or less) at the commencement date. The Company has elected the package of practical expedients permitted within the new standard, which among other things, allows the Company to carryforward the historical lease classification. In July 2018 the FASB issued ASU No. 2018-11 which provides entities with an additional, and optional, transition method to adopt the new lease requirements by allowing entities to initially apply the requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. These ASUs are effective on a modified retrospective basis for fiscal years and interim periods within those years beginning after December 15, 2018. The Company will adopt the ASU beginning in the first quarter of fiscal 2019. See Note 10, Commitments and Contingencies, for the future minimum rental payments for all non-cancelable operating leases in effect on December 29, 2018. The amounts presented in this table are undiscounted and therefore do not approximate the impact of adopting this ASU. While the Company is still evaluating the financial statement impact of the ASU, the Company expects the adoption of the ASU to have a material effect on the Company’s financial position due to the recognition of the lease rights and obligations as assets and liabilities. The Company does not expect the adoption of the ASU to have a material impact to the Company’s statements of income.

In August 2018, the FASB issued ASU No. 2018-15, “Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract.” The ASU aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. This ASU is effective retrospectively for fiscal years and interim periods within those years beginning after December 15, 2019. The Company will adopt the ASU beginning in the first quarter of fiscal 2020. The Company does not expect the adoption of this ASU to have a material effect on the Company’s financial statements.

Recently Adopted Accounting Standards

On December 31, 2017, the Company adopted the FASB’s ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606)” (“ASU 2014-09”), which supersedes the revenue recognition requirements in Accounting Standards Codification Topic 605, Revenue Recognition. The core principle of ASU 2014-09 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance provides a five-step process to achieve that core principle. ASU 2014-09 requires disclosures enabling users of financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. Additionally, qualitative and quantitative disclosures are required about contracts with customers, significant judgments and changes in judgments and assets recognized from the costs to obtain or fulfill a contract. The Company adopted the standard using a modified retrospective approach and did not adjust comparative information. As noted above, the adoption of the standard did not have a material effect on the Company’s Consolidated Statements of Operations, Consolidated Balance Sheets or Consolidated Statements of Cash Flows.

Concurrent with the adoption of ASU 2014-09, the Company adopted ASU No. 2016-04, “Recognition of Breakage for Certain Prepaid Stored-Value Products.” The new guidance created an exception under ASC Topic 405-20, Liabilities-Extinguishments of Liabilities, to derecognize financial liabilities related to certain prepaid stored-value products using a revenue-like breakage model. As noted above, the Company recorded a one-time adjustment to opening retained earnings of $0.1 million upon adoption of the new ASUs, and the Company expects to recognize immaterial amounts earlier than historical recognition patterns under the new breakage model.

On December 31, 2017, the Company prospectively adopted ASU No. 2016-09, “Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting.” This ASU identifies areas for simplification involving several aspects of accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, an option to recognize gross stock compensation expense with actual forfeitures recognized as they occur, as well as certain classifications on the statement of cash flows. The adoption of this ASU did not have an impact on the Company’s financial statements.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the requirements of the U.S. Securities and Exchange Commission (the “SEC”) for interim reporting. Accordingly, certain information and note disclosures included in our annual financial statements prepared in accordance with GAAP have been condensed or omitted. The condensed consolidated balance sheet as of December 29, 2018 has been derived from our audited consolidated financial statements, which are included in the prospectus dated October 3, 2019, as filed with the SEC pursuant to Rule 424(b) under the Securities Act of 1933, as amended, on October 4, 2019 (File No. 333-234036) (the “Prospectus”). The accompanying condensed consolidated financial statements should be read in conjunction with our consolidated financial statements and notes included in the Prospectus.

Leases

We adopted Accounting Standards Update No. 2016-02 (“ASU 2016-02”), Leases (Topic 842), and all subsequent amendments, effective December 30, 2018 using the modified retrospective approach under which we recorded the cumulative effect of transition as of the effective date and did not restate comparative periods. Under this transition method we determine if an arrangement is a lease at inception. Operating leases are included in right-of-use (“ROU”) assets, current lease liability, and lease liability on the condensed consolidated balance sheets. Finance leases are included in other assets, current lease liability, and lease liability on our condensed consolidated balance sheets.

ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease over the same term. ROU assets and liabilities are recognized at commencement date based on the present value of the lease payments over the lease term, reduced by landlord incentives. As most of our leases do not provide an implicit rate, we use our incremental borrowing rate, which is estimated to approximate the interest rate on a collateralized basis with similar terms and payments based on the information available at the commencement date to determine the present value of our lease payments. The ROU asset also excludes lease incentives. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for operating lease payments is recognized on a straight-line basis over the lease term. Amortization of the ROU asset, interest expense on the lease liability and operating and financing cash flows for finance leases is immaterial.

We have lease agreements with retail facilities for store locations, distribution centers, office space and equipment with lease and non-lease components, which are accounted for separately. Leases with an initial term of 12 months or less are not recorded on the balance sheet; lease expense for these leases is recognized on a straight-line basis over the lease term. The short-term lease expense is reflective of the short-term lease commitments on a go forward basis. We sublease certain real estate to unrelated third parties under non-cancelable leases and the sublease portfolio consists of operating leases for retail stores.